RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Company has transactions with the following related parties, being companies in which our principal shareholder Hemen Holding Ltd. ("Hemen") and companies associated with Hemen have, or had, a significant direct or indirect interest:

– Frontline
– Frontline Shipping Limited ("Frontline Shipping")
– Seadrill
– Golden Ocean
– Seatankers Management Co. Ltd ("Seatankers")
– NorAm Drilling
– ADS Crude Carriers
–Golden Close Corporation. Ltd. ("Golden Close")

The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies, excluding investment in direct financing lease balances (refer to Note 8: Investments in sales-type leases, direct financing leases and leaseback assets).

(in thousands of $)	June 30, 2020	December 31, 2019
Amounts due from:
Frontline Shipping	3,907	2,948
Frontline	5,192	6,708
Seadrill	60	51
SFL Linus	—	7,392
SFL Deepwater	3,723	1,246
SFL Hercules	—	3,423
Golden Ocean	320	627
Other related parties	4	4
Allowance for expected credit losses*	(68)	—
Total amount due from related parties	13,138	22,399

Loans to related parties - associated companies, long-term
SFL Deepwater	113,000	113,000
SFL Hercules	77,564	80,000
SFL Linus	115,834	121,000
Long-term receivables from related parties
Frontline	—	9,171
Frontline Shipping	—	4,445
Loans and long term receivables to related parties including associates	306,398	327,616

Amounts due to:
Frontline Shipping	563	3,884
Frontline	48	47
Golden Ocean	—	—
Seatankers	157	—
Other related parties	182	49
Total amount due to related parties	950	3,980

* See Note 1: Interim financial data and Note 17: Allowance for expected credit losses.
SFL Deepwater, SFL Hercules and SFL Linus are wholly-owned subsidiaries which are not fully consolidated but are accounted for under the equity method within the financial statements (refer to Note 9: Investments and deficit in associated companies). As described below in “Related party loans”, at June 30, 2020 the long-term loans from the Company to SFL Deepwater, SFL Hercules and SFL Linus are presented net of their respective current accounts to the extent that it is an amount due to the associates. (Refer also to Concentration of Risk in Note 12).

Related party leasing and service contracts

A summary of leasing revenues and repayments from Frontline Shipping and Golden Ocean is as follows:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Golden Ocean:
Operating lease income	26,663	25,752
Profit share	—	—
Frontline Shipping:
Direct financing lease interest income	946	1,932
Direct financing lease service revenue	3,591	4,887
Direct financing lease repayments	3,403	3,981
Profit share	10,358	1,547

In 2019, SFL entered into an agreement with Golden Ocean, where the Company agreed to finance installation of scrubbers on seven of the eight Capesize bulk carriers with an amount of up to $2.5 million per vessel, in return for increased charter hire from 1 January 2020 to 30 June 2025.

In addition to leasing revenues and repayments, the Company incurred the following fees with related parties:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Frontline:
Vessel Management Fees	4,592	5,873
Commissions and Brokerage	178	167
Administration Services Fees	37	162
Golden Ocean:
Vessel Management Fees	10,192	10,136
Operating Management Fees	466	443
Administration Services Fees	32	—
Seatankers:
Administration Services Fees	206	458
Office Facilities:
Seatankers Management Norway AS	47	52
Frontline Management AS	96	102
Frontline Corporate Services Ltd.	169	120
Related party loans – associated companies

A summary of loans entered into with SFL Deepwater, SFL Hercules and SFL Linus are as follows:

(in millions of $)	SFL Deepwater	SFL Hercules	SFL Linus
Loans granted	145	145	125
Loans outstanding at June 30, 2020	113	78	116

These loans are repayable in full by October 1, 2023 (SFL Deepwater), October 1, 2023 (SFL Hercules) and June 30, 2029 (SFL Linus) or earlier if the companies, inter alia, sell their drilling units.

Interest income received on these loans is as follows:

	Six months ended
(in millions of $)	June 30, 2020	June 30, 2019
SFL Deepwater	2.5	2.5
SFL Hercules	1.8	1.8
SFL Linus	2.7	2.7

Long-term receivables from related parties

In February 2020, Frontline redeemed in full the loan notes received by the Company on the sale of four VLCCs Front Page, Front Stratus, Front Serenade and Front Ariake in 2018. The aggregate amount received on redemption was $11.0 million. At the time of the redemption, the loan notes had a carrying value of $11.0 million, resulting in a gain of $0.0 million on disposal.

In February 2020, Frontline Shipping redeemed in full the loan note received by the Company on the sale of one VLCC Front Circassia in 2018. The aggregate amount received on redemption was $8.9 million. At the time of the redemption, the loan note had a carrying value of $4.45 million, resulting in a gain of $4.45 million on settlement.

The Company received the following interest income on the loan notes:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Frontline Shipping	82	393
Frontline	97	457

Other related party transactions

In February 2020, the Company delivered the 2002-built VLCC Front Hakata to an unrelated third party for sale proceeds of $33.5 million. Furthermore, the Company agreed with Frontline Shipping to terminate the long-term charter for the vessel upon the sale and delivery, and paid $3.2 million compensation for early termination of the charter. A gain of $1.4 million was recognized on the sale.
Dividends and interest income received from shares held in and secured notes issued by related parties:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Dividends received
ADS Crude Carriers	1,508	175
Frontline	2,376	—
Golden Close	—	1,989
Interest income received
NorAm Drilling	210	236

For additional information on the shares and corporate bonds held, refer to Note 5: Investments in debt and equity securities.